United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, January 11, 2011
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None


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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:   $240,213  (X 1000)


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									Form 13-F INFORMATION TABLE



									Value	Shares/	SH/ Put/ Inv. 	Other 	Vtg.Auth.
Name of Issuer			Title of Class		Cusip		x$1000	Prn Amt.PRN Call Disc 	Mgrs.	Sole
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ABRAXAS PETROLEUM CORP		com			003830106	5027	1100000	SH	 sole		1100000
ADVANCED MICRO DEVICES		NOTE 5.750% 8/15/12	007903AN7	200	196000	PRN	 sole		196000
ALCATEL-LUCENT SPONSORED 	ADR	SPONSORED ADR	013904305	6216	2100000	SH	 sole		2100000
AMKOR TECHNOLOGY INC		com			031652100	11450	1545300	SH	 sole		1545300
BP PLC SPONSORED ADR		SPONSORED ADR		055622104	9695	219500	SH	 sole	 	219500
BARRICK GOLD CORP		com			067901108	8205	154300	SH	 sole		154300
CALLON PETROLEUM CO-DEL		com			13123X102	4469	755000	SH	 sole		755000
CELESTICA INC SUBORD VTG SHS	SUB VTG SHS		15101Q108	6790	700000	SH	 sole		700000
CLEARWIRE CORPORATION CLASS A	CL A			18538Q105	7725	1500000	SH	 sole		1500000
***ENSCO INTL LTDAL INC 	SPONSORED ADR		29358Q109	5391	101000	SH	 sole		101000
FRONTEER DEVELOPMENT GROUP	com			359032109	4560	388800	SH	 sole		388800
GAMESTOP CORP NEW CLASS A	CL A			36467W109	7047	308000	SH	 sole		308000
GOODYEAR TIRE & RUBBER CO	com			382550101	7925	668800	SH	 sole		668800
KINROSS GOLD CORPORATION	Com No Par		496902404	6199	327000	SH	 sole		327000
LEVEL 3 COMMUNICATIONS INC	NOTE 5.250%12/15/11	52729NBF6	1396	1400000	PRN	 sole		1400000
MARKET VECTORS ETF TR  		GOLD MINER ETF		57060U100	9214	149900	SH	 sole		149900
MARKET VECTORS ETF TR  		JR GOLD MINERS ETF	57060U589	10407	260900	SH	 sole		260900
MICRON TECHNOLOGY INC		com			595112103	8020	1000000	SH	 sole		1000000
MILLER PETROLEUM INC 		COM			600577100	2730	525000	SH	 sole		525000
NEUTRAL TANDEM INC COM		com			64128B108	2964	205300	SH	 sole		205300
NII HLDGS INC			NOTE 3.125% 6/15/12	62913FAJ1	1960	2000000	PRN	 sole		2000000
NOKIA CORP-SPONSORED ADR  	SPONSORED ADR		654902204	8503	824000	SH	 sole		824000
DB COMMODITY INDEX TRACKING FD  UNIT BEN INT		73935S105	6887	250000	SH	 sole		250000
POWERSHS DB MULTI SECT COMM TR 	DB BASE METALS		73936B705	8794	360000	SH	 sole		360000
SPRINT NEXTEL CORPORATION	com ser 1		852061100	9599	2269300	SH	 sole		2269300
STONE ENERGY CORP		com			861642106	3384	151800	SH	 sole		151800
TESORO PETROLEUM CORP-W/RTS  	com			881609101	7080	381900	SH	 sole		381900
UNISYS CORP 			com new			909214306	5825	225000	SH	 sole		225000
UTSTARCOM INC			com			918076100	6377	3095800	SH	 sole		3095800
VALERO ENERGY CORP NEW		com			91913Y100	5840	252600	SH	 sole		252600
WARREN RES INC COM		com			93564A100	9756	2158500	SH	 sole		2158500
WESTERN DIGITAL CORP		com			958102105	6200	182900	SH	 sole		182900
YAMANA GOLD INC			com			98462Y100	10394	812100	SH	 sole		812100
CHIPMOS TECHNOLOGIES BERMUDA 	shs			G2110R106	10557	6900000	SH	 sole		6900000
SEAGATE TECHNOLOGY PLC		shs			G7945M107	6102	406000	SH	 sole		406000
FLEXTRONICS INTERNATIONAL LTD	ord			Y2573F102	7325	933100	SH	 sole		933100

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